Note 13 - Share based Compensation (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended March 31,
	2020	2021
	$	$
	(Unaudited)	(Unaudited)

Research and development	3,183	8
General and administrative	287	1,114

Total	3,470	1,122